Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Oct. 31, 2014	Sep. 30, 2024	Sep. 30, 2024
C000085566
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
Average Annual Return, Percent	14.80%	11.00%		2.96%	2.94%
C000049133
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
Average Annual Return, Percent	9.85%	6.39%		2.47%	2.97%
Without Sales Load [Member] | C000085566
Average Annual Return [Line Items]
Average Annual Return, Percent	16.56%	12.88%		3.73%	3.71%
Without Sales Load [Member] | C000049132
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%	12.00%		2.96%	2.94%
Without Sales Load [Member] | C000049133
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	13.90%		4.41%	4.17%
Without Sales Load [Member] | C000049130
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%	12.88%		3.69%	3.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%	36.35%		15.98%	13.38%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	9.51%		4.14%	2.89%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	9.51%		4.14%	2.89%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	9.51%		4.14%	2.89%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	9.51%		4.14%	2.89%